Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of basic and diluted earnings per share

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit for the year, net	396,955	269,535	50,650
Weighted average number of ordinary shares	93,679,904	87,862,531	88,242,621

Basic earnings per share	4.237	3.068	0.574

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit for the year, net	396,955	269,535	50,650
Weighted average number of ordinary shares (1)	99,232,919	97,830,538	93,273,978

Diluted earnings per share	4.000	2.755	0.543

(1)	As of December 31, 2023, the Company has 95,355,432 outstanding shares (Note 21.1) that cannot exceed 98,781,028 shares.